Financial Statement Schedule I Condensed Financial Information of Parent Company Statement of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Net cash used in operating activities	¥ (139,218)	$ (19,073)	¥ (212,075)	¥ (463,926)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of term deposits	(4,314)	(591)	(169,756)
Net cash (used in) generated from investing activities	35,594	4,877	(161,141)	(8,931)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of share options	15	2	36	91
Repurchase of ordinary shares	(1,070)	(147)	(51,393)	(33,948)
Net cash (used in) generated from financing activities	21,333	2,922	(51,357)	(33,857)
Effect of exchange rate changes	9,555	1,310	13,376	43,942
Net decrease in cash and cash equivalents and restricted cash	(72,736)	(9,964)	(411,197)	(462,772)
Cash, cash equivalents and restricted cash at beginning of the year	306,929	42,049	718,126	1,180,898
Cash, cash equivalents and restricted cash at end of the year	234,193	32,085	306,929	718,126
Parent Company
Net cash used in operating activities	(16,809)	(2,303)	(3,757)	(23,206)
CASH FLOWS FROM INVESTING ACTIVITIES
Investments in subsidiaries				(63,328)
Purchase of term deposits	0		(110,847)
Proceeds from disposal of term deposits	48,962	6,708
Loans to Group companies	(141,318)	(19,360)	(77,017)	(55,184)
Net cash (used in) generated from investing activities	(92,356)	(12,652)	(187,864)	(118,512)
CASH FLOWS FROM FINANCING ACTIVITIES
Borrowings under loan from Group companies				29,781
Proceeds from exercise of share options	15	2	36	91
Repayment of loans from Group companies	0	0	(29,781)
Repurchase of ordinary shares	(1,070)	(147)	(51,393)	(33,948)
Net cash (used in) generated from financing activities	(1,055)	(145)	(81,138)	(4,076)
Effect of exchange rate changes	11,775	1,613	11,383	41,473
Net decrease in cash and cash equivalents and restricted cash	(98,445)	(13,487)	(261,376)	(104,321)
Cash, cash equivalents and restricted cash at beginning of the year	231,825	31,760	493,201	597,522
Cash, cash equivalents and restricted cash at end of the year	¥ 133,380	$ 18,273	¥ 231,825	¥ 493,201